Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	31 Months Ended
	Jan. 06, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Jul. 31, 2025	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Jul. 31, 2025
C000240297
Account Value [Line Items]
Line Graph and Table Measure Name					Hypatia Women CEO ETF
Accumulated Value	$ 10,000	$ 10,129	$ 10,204	$ 9,792		$ 11,109	$ 11,587	$ 11,219	$ 12,357	$ 12,057	$ 11,092	$ 11,834	$ 12,141
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Equal Weight Index
Accumulated Value	10,000	10,058	10,287	9,856		10,962	11,532	11,196	12,261	12,226	12,037	12,599	12,757
Hypatia Women CEO Index
Account Value [Line Items]
Line Graph and Table Measure Name					Hypatia Women CEO Index
Accumulated Value	$ 10,000	$ 10,280	$ 10,436	$ 10,017		$ 11,403	$ 11,944	$ 11,572	$ 12,681	$ 12,671	$ 11,595	$ 12,352	$ 12,653